Exhibit 1

Benchmark 2020-IG1 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2020-IG1

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

30 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Benchmark 2020-IG1 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-IG1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 January 2020

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 13 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), Citi Real Estate Funding Inc. (“Citi”) and German American Capital Corporation (“GACC,” together with JP Morgan and Citi, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in February 2020, or with respect to any mortgage loan that has its first due date after February 2020, if any, the date that would otherwise have been the related due date in February 2020 (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 12

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 12

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment,

as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) or any Mortgage Loan(s) which have “Balloon,” “ARD-Balloon” or “Fully Amortizing” for the “Amortization Type” characteristic, as shown on the Final Data File (each, an “Amortizing Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Term,” as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

Attachment A Page 4 of 12

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date, or with respect to any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity Date.”

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 5 of 12

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service ($) and
g.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service ($)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Payment Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For any Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Kings Plaza Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date or anticipated repayment date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s) (as defined herein), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

13. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any related Companion Loan(s) (as defined herein).

For the Kings Plaza Mortgage Loan, which has the “Addit Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the Kings Plaza Mezzanine Loan (as defined herein) that is located in the:

a.	Applicable Data Source(s) and
b.	Kings Plaza Mezzanine Amortization Schedule (as defined herein)

to recalculate the principal balance of the Kings Plaza Mezzanine Loan as of the Cut-off Date and as of the maturity date of the Kings Plaza Mezzanine Loan. We compared this recalculated information to the corresponding “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that has the “Addit Debt Exist (Y/N)” characteristic as “No,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt,

as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

Attachment A Page 7 of 12

15.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Maturity Balance Pari Passu Debt” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($),

as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of any Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

Attachment A Page 8 of 12

17.	Using the:
a.	Current Balance ($),
b.	Maturity/ARD Balance ($),
c.	Additional Debt Cut-off Date Balance,
d.	Total Additional Debt Maturity Balance,
e.	Total Cut-off Date Pari Passu Debt and
f.	Total Maturity Balance Pari Passu Debt,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output,

as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item),
ii.	Rem. Term and
iii.	Lockout Remaining (except for any Mortgage Loan(s) with No Lockout Period (as defined herein), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

For any Mortgage Loan with No Lockout Period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

Attachment A Page 9 of 12

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee and
e.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 12

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	UW NOI Debt Yield %,
vi.	UW NCF Debt Yield %,
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service ($),
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to Item vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 11 of 12

22. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

23.	Using the:
a.	Annual Debt Service ($),
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service,

as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 12 of 12

24.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s), Secondary Financing Documents and/or Kings Plaza Mezzanine Amortization Schedule, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt CUT_OFF_LTV,
d.	Total Debt MAT_LTV,
e.	Total Debt Debt NOI DY,
f.	Total Debt Debt NCF DY and
g.	Total Debt per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Starwood Industrial Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• N/A	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 26

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 26

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N) (see Note 1)	Loan Agreement or Master Lease Agreement
Master Lease Details (see Note 1)	Master Lease Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report, Portfolio Appraisal Report or Appraisal Affirmation
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 8)	Phase II Environmental Report
Seismic Date (see Note 9)	Seismic Report
Seismic Zone (see Note 9)	Seismic Report or Engineering Report
PML % (see Note 9)	Seismic Report
In Flood Zone (see Notes 1 and 10)	Insurance Review, Engineering Report or http://www.floodmaps.com/zones.htm
Earthquake Insurance (see Note 11)	Certificate of Property Insurance or Insurance Review
Environmental Insurance (see Note 12)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Franchise Expiration Date	Franchise Agreement, Franchise Agreement Abstract, Franchise Comfort Letter, Management Agreement or Appraisal Report

Exhibit 2 to Attachment A Page 3 of 26

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Notes 1 and 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 26

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
UW NOI ($) (see Note 16)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
As of (see Note 1)	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2016 NOI ($) (see Note 16)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2017 NOI ($) (see Note 16)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2018 NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 17)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A Page 5 of 26

Hotel Operating Information: (see Note 18)

Characteristic	Source Document(s)

2016 Occupancy %	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy %	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 Occupancy %	Underwriter’s Summary Report
2018 ADR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve ($) (see Note 19)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 26

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

CapEx Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Envir. Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 26

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor (see Note 1)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 22)

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement, Amended Promissory Note(s) or Pro Forma Title Policy

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 22, 23 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 22)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note or Amended Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Lockbox Type (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 9 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockout End Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
AL Prepayment Lock Out End Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 29, 31 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 29, 31 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 29, 31 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 29 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Notes 29 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Notes 29 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 29 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Notes 29 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 29 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 29 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 10 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

SPE (Y/N)	Loan Agreement
Title Type (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment (see Note 1)	Ground Lease, Ground Lease Estoppel, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel, Appraisal Report, Ground Lease Rent Summary or Pro Forma Title Policy
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel, Appraisal Report or Pro Forma Title Policy
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Appraisal Report or Pro Forma Title Policy
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 35 and 36)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
AL Originator	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 11 of 26

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

560 Mission Street	NAP	In Flood Zone	No
		Principal / Carveout Guarantor	NAP

F5 Tower	NAP	As of	T1 Annualized 12/31/2019
		Title Type	Fee

Southcenter Mall	NAP	5th Largest Tenant Lease Expiration	1/31/2029
		Title Type	Fee/Leasehold
		Annual Ground Lease Payment	$98,100

Kings Plaza	NAP	Master Lease (Y/N)	No
		Master Lease Details	NAP

55 Hudson Yards	NAP	Title Type	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A Page 12 of 26

Notes: (continued)

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

5.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	1501 Broadway and
b.	650 Madison Avenue,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

6.	For each mortgaged property on the Combined Data File with the “Single Tenant” characteristic as “Yes” (except for any mortgaged property described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the mortgaged property identified as “F5 Tower” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Note Date” of the related Mortgage Loan, as shown on the Combined Data File, for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A Page 13 of 26

Notes: (continued)

7.	For any mortgaged property on the Combined Data File that does not have “As-Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value, date and capitalization rate associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($),” “Appraisal Date” and “Appraised CapRate (%)” characteristics.

8.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties (if any) that contain a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “In Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 14 of 26

Notes: (continued)

11.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place.

12.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

16.	For the purpose of comparing the indicated characteristics for any mortgaged property on the Combined Data File with the “Property Type” characteristic as “Hotel” (each, a “Hotel Property”) and “JPMCB” listed as the first Mortgage Loan Seller in the “Seller” characteristic (except for the Mortgage Loan identified on the Combined Data File as “Bellagio Hotel and Casino”), we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “total expenses” and to decrease the applicable “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 15 of 26

Notes: (continued)

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the indicated characteristics only for the fifteen largest Mortgage Loans (as applicable) on the Combined Data File (based on the “Current Balance ($)” (as defined herein) of each Mortgage Loan).

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for any Hotel Property. For any mortgaged property on the Combined Data File that is not a Hotel Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

19.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics referenced above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

21.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

Exhibit 2 to Attachment A Page 16 of 26

Notes: (continued)

22.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt,” “B-Note” or “C-Note” in the “Additional Debt Type(s)” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$64,650,000 $936,350,000 $249,000,000	Client Provided Schedule

F5 Tower	Mortgage Loan Companion Loan(s)	$55,500,000 $129,500,000	Loan Agreement
	Subordinate Companion Loan(s)	$112,600,000

1501 Broadway	Mortgage Loan Companion Loan(s)	$55,000,000 $145,000,000	Client Provided Schedule

Bellagio Hotel and Casino	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$55,000,000 $1,621,200,000 $1,333,800,000	Client Provided Schedule

805 Third Avenue	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$55,000,000 $95,000,000 $125,000,000	Client Provided Schedule

Exhibit 2 to Attachment A Page 17 of 26

Notes: (continued)

22. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Kings Plaza	Mortgage Loan Companion Loan(s)	$55,000,000 $432,000,000	Client Provided Schedule

55 Hudson Yards	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$52,450,000 $892,550,000 $300,000,000	Client Provided Schedule

181 West Madison	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$50,000,000 $57,900,000 $132,100,000	Client Provided Schedule

Southcenter Mall	Mortgage Loan Companion Loan(s)	$50,000,000 $168,000,000	Loan Agreement

560 Mission Street	Mortgage Loan Companion Loan(s)	$45,000,000 $255,000,000	Client Provided Schedule

Parkmerced	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$45,000,000 $502,000,000 $953,000,000	Client Provided Schedule

Starwood Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$39,500,000 $105,000,000 $65,527,072	Client Provided Schedule

650 Madison Avenue	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$37,900,000 $548,900,000 $213,200,000	Client Provided Schedule

For the avoidance of doubt, all references herein to Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A Page 18 of 26

Notes: (continued)

22. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File, and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of:
i.	The “Pari Passu Piece – In Trust,” as shown on the Combined Data File, and
ii.	The “Total Non Trust Pari Passu Debt,” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Mortgage Loan identified on the Combined Data File as “Parkmerced” (the Parkmerced Mortgage Loan”), which has “Interest Only” as the “Amortization Type,” as shown on the Combined Data File, and which also has “30/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” characteristic as the product of:

a.	The sum of:
i.	The “Pari Passu Piece – In Trust,” as shown on the Combined Data File, and
ii.	The “Total Non Trust Pari Passu Debt,” as shown on the Combined Data File and
b.	The “Interest Rate %,” as shown on the Combined Data File.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A Page 19 of 26

Notes: (continued)

22. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Balloon,” “ARD-Balloon” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Pari Passu Annual Debt Service” characteristic.

Exhibit 2 to Attachment A Page 20 of 26

Notes: (continued)

23.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Loan”), and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Parkmerced Mortgage Loan, which has the “Amortization Type” characteristic as “Interest Only” on the Combined Data File, and which also has “30/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	30/360.

24.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, an “IO-Balloon Loan”) (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document(s).

25.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first payment date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

26.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or IO-Balloon Loan. For any Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 21 of 26

Notes: (continued)

27.	For any Mortgage Loan on the Combined Data File with the “ARD Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

28.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

29.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 22 of 26

Notes: (continued)

30.	For the purpose of comparing the “Lockout End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan with No Lockout Period”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” and “<blank>” for the “AL Prepayment Lock Out End Date” characteristics.

Exhibit 2 to Attachment A Page 23 of 26

Notes: (continued)

31.	For the purpose of comparing the “Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics.

32.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

33.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition in the applicable Source Document(s) indicates that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for any Mortgage Loan where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

34.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan with the “Yield Maint. Allowed” characteristic as “Yes” on the Combined Data file. For any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 24 of 26

Notes: (continued)

35.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, C-notes, subordinate or mezzanine loan agreements, mezzanine loan modification agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of:
i.	The mezzanine loan (the “Kings Plaza Mezzanine Loan”) related to the Mortgage Loan identified on the Combined Data File as “Kings Plaza” (the “Kings Plaza Mortgage Loan”), the amortization schedule in the related mezzanine loan agreement Secondary Financing Document (the “Kings Plaza Mezzanine Amortization Schedule”) and
ii.	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Kings Plaza Mezzanine Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include the Subordinate Companion Loan(s) as “additional debt.”

Exhibit 2 to Attachment A Page 25 of 26

Notes: (continued)

35. (continued)

For any Mortgage Loan which does not have additional debt (based on the procedures described in the paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

36.	For any Mortgage Loan with Additional Debt (except for the Kings Plaza Mortgage Loan and Parkmerced Mortgage Loan, which are described in the succeeding paragraph(s) of this Note), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with any such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Kings Plaza Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the expiration of the “I/O Period” for the Kings Plaza Mezzanine Loan, as shown on the Kings Plaza Mezzanine Amortization Schedule.

Exhibit 2 to Attachment A Page 26 of 26

Notes: (continued)

36. (continued)

For the Parkmerced Mortgage Loan, the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with such Mortgage Loan is interest-only for its entire term, the Subordinate Companion Loan(s) accrue interest on a 30/360 basis and the related mezzanine loan(s) accrue interest on an Actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the sum of:

a.	The product of:
i.	The original principal balances of the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and
ii.	The weighted average of the interest rates for the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s), and
b.	The product of:
i.	The original principal balances of the related mezzanine loan(s), as shown in the applicable Secondary Financing Document(s),
ii.	The weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Secondary Financing Document(s), and
iii.	365/360.

37.	For the purpose of comparing the indicated characteristics for the Mortgage Loan identified on the Combined Data File as “Southcenter Mall,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume the “Due Date” in October 2029 is the first day of the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Number of Properties
Seller
Originator
Loan #
Appraised Value Type
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Pari Passu Piece – In Trust
Total Non Trust Pari Passu Debt
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Cash/Pmt Collection Function
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:    We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.